Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 584,333	$ 598,399	$ 600,672
Cost of revenues	131,489	165,833	145,757
Marketing services [Member]
Revenues	59,972	73,465	88,689
Cost of revenues	53,451	66,579	71,103
Marketing services [Member] | Related Party [Member]
Revenues	59	76	208
Cost of revenues	26	14	218
Others [Member]
Revenues	18,623	22,545	32,286
Cost of revenues	6,234	10,759	9,625
Others [Member] | Related Party [Member]
Revenues	$ 2,431	$ 2,599	$ 3,737